Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease receivables	$ 12,756	$ 14,210
Residual asset values	3,721	3,810
Unearned income	(1,618)	(1,933)
Lease financing	14,859	16,087
Leasing Activity Disclosures Textual [Abstract]
Leveraged leases, lessor	1,000	1,700
Operating lease assets (lessor)	6,182	7,391
Accumulated depreciation, operating lease assets, lessor	3,100	3,100
Depreciation, operating lease assets, lessor	$ 604	$ 755	$ 848